Stockholder's equity	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Stockholder's equity

(8) Stockholder’s equity

The recapitalization transactions

We refer to the Merger, Reclassification and entry into the Exchange agreement, each as described below, as the “recapitalization transactions.” The Merger was effected pursuant to a merger agreement by and among the Company and Planet Fitness Holdings, L.P. (a predecessor entity to the Company that held indirect interests in Pla-Fit Holdings, LLC) and the recapitalization transactions were effected pursuant to a recapitalization agreement by and among the Company, Pla-Fit Holdings, existing holders (“Continuing LLC Owners”) of Holdings Units, and holders of Class A common stock issued to holders of interests in Planet Fitness Holdings L.P. (“Direct TSG Investors”).

Merger

Prior to the Merger, the Direct TSG Investors held interests in Planet Fitness Holdings, L.P. Planet Fitness Holdings, L.P. was formed in October 2014 and had no material assets, liabilities or operations, other than as a holding company owning indirect interests in Pla-Fit Holdings. The Direct TSG Investors consist of investment funds affiliated with TSG. Pursuant to a merger agreement dated June 22, 2015, Planet Fitness Holdings, L.P. merged with and into the Company, and the interests in Planet Fitness Holdings, L.P. held by the Direct TSG Investors were converted into 26,106,930 shares of Class A common stock of the Company. We refer to this as the “Merger.” All shares of Class A common stock have both voting and economic rights in Planet Fitness, Inc.

The Merger was effected on August 5, 2015, prior to the time our Class A common stock was registered under the Exchange Act and prior to the completion of the IPO.

Reclassification

The equity interests of Pla-Fit Holdings, LLC previously consisted of three different classes of limited liability company units (Class M, Class T and Class O). Prior to the completion of the IPO, the limited liability company agreement of Pla-Fit Holdings was amended and restated to, among other things, modify its capital structure to create a single new class of units, the Holdings Units. We refer to this capital structure modification as the “Reclassification.”

The Direct TSG Investors’ indirect interest in Pla-Fit Holdings was held through Planet Fitness Holdings, L.P. As a result, following the Merger, the Direct TSG Investors’ indirect interests in Pla-Fit Holdings are held through the Company. Therefore, the Holdings Units received in the Reclassification were allocated to: (1) the Continuing LLC Owners based on their existing interests in Pla-Fit Holdings; and (2) the Company to the extent of the Direct TSG Investors’ indirect interest in Pla-Fit Holdings. The number of Holdings Units allocated to the Company in the Reclassification was equal to the number of shares of Class A common stock that the Direct TSG Investors received in the Merger (on a one-for-one basis).

The Reclassification was effected on August 5, 2015, prior to the time our Class A common stock was registered under the Exchange Act and prior to the completion of the IPO.

Following the Merger and the Reclassification, the Company issued to Continuing LLC Owners 72,602,810 shares of Class B common stock, one share of Class B common stock for each Holdings Unit they held. The shares of Class B common stock have no rights to dividends or distributions, whether in cash or stock, but entitle the holder to one vote per share on matters presented to stockholders of the Company. The Continuing LLC Owners consist of investment funds affiliated with TSG and certain current and former employees and directors.

Pursuant to the LLC agreement that went into effect at the time of the Reclassification (“New LLC Agreement”), the Company was designated as the sole managing member of Pla-Fit Holdings. Accordingly, the Company has the right to determine when distributions will be made by Pla-Fit Holdings to its members and the amount of any such distributions (subject to the requirements with respect to the tax distributions described below). If the Company authorizes a distribution by Pla-Fit Holdings, the distribution will be made to the members of Pla-Fit Holdings, including the Company, pro rata in accordance with the percentages of their respective Holdings Units.

The holders of Holdings Units will incur U.S. federal, state and local income taxes on their allocable share of any taxable income of Pla-Fit Holdings (as calculated pursuant to the New LLC Agreement). Net profits and net losses of Pla-Fit Holdings will generally be allocated to its members pursuant to the New LLC Agreement pro rata in accordance with the percentages of their respective Holdings Units. The New LLC Agreement provides for cash distributions to the holders of Holdings Units for purposes of funding their tax obligations in respect of the income of Pla-Fit Holdings that is allocated to them, to the extent other distributions from Pla-Fit Holdings for the relevant year have been insufficient to cover such liability. Generally, these tax distributions are computed based on the estimated taxable income of Pla-Fit Holdings allocable to the holders of Holdings Units multiplied by an assumed, combined tax rate equal to the maximum rate applicable to an individual or corporation resident in San Francisco, California (taking into account the non-deductibility of certain expenses and the character of the Company’s income).

Exchange agreement

Following the Merger and the Reclassification, the Company and the Continuing LLC Owners entered into an exchange agreement under which the Continuing LLC Owners (or certain permitted transferees thereof) have the right, from time to time and subject to the terms of the exchange agreement, to exchange their Holdings Units, along with a corresponding number of shares of Class B common stock, for shares of Class A common stock (or cash at the option of the Company) on a one-for-one basis, subject to customary conversion rate adjustments for stock splits, stock dividends, reclassifications and similar transactions. As a Continuing LLC Owner exchanges Holdings Units, along with a corresponding number of shares of Class B common stock, for shares of Class A common stock, the number of Holdings Units held by the Company will be correspondingly increased as it acquires the exchanged Holdings Units and cancels a corresponding number of shares of Class B common stock.

Offering transactions

In connection with the completion of the IPO on August 11, 2015, in order to facilitate the disposition of equity interests in Pla-Fit Holdings held by Continuing LLC Owners affiliated with TSG, the Company used the net proceeds received to purchase issued and outstanding Holdings Units from these Continuing LLC Owners that they received in the Reclassification. In connection with the IPO, the Company purchased 10,491,055 issued and outstanding Holdings Units from these Continuing LLC Owners for an aggregate of $156,946. This is in addition to the 26,106,930 Holdings Units that the Company acquired in the Reclassification on a one-for-one basis in relation to the number of shares of Class A common stock issued to the Direct TSG Investors in the Merger. Accordingly, following the IPO, the Company holds 36,597,985 Holdings Units, which is equal to the number of shares of Class A common stock that were issued to the Direct TSG Investors and investors in the IPO. The Direct TSG Investors, who did not receive Holdings Units in the Reclassification but received shares of Class A common stock in the Merger, sold 5,033,945 shares of Class A common stock in the IPO as selling stockholders.

As a result of the recapitalization transactions and the offering transactions, upon completion of the IPO:

•

the investors in the IPO collectively owned 15,525,000 shares of our Class A common, representing 15.7% of the voting power in the Company and, through the Company, 15.7% of the economic interest in Pla-Fit Holdings;

•

the Direct TSG Investors own 21,072,985 shares of our Class A common stock, representing 21.4% of the voting power in the Company and, through the Company, 21.4% of the economic interest in Pla-Fit Holdings; and

•

the Continuing LLC Owners collectively held 62,111,755 Holdings Units, representing 62.9% of the economic interest in Pla-Fit Holdings and 62,111,755 shares of our Class B common stock, representing 62.9% of the voting power in the Company.

(13) Stockholder’s equity

The recapitalization transactions

The Company refers to the Merger, Reclassification and entry into the Exchange agreement, each as described below, as the “recapitalization transactions.” The Merger was effected pursuant to a merger agreement by and among the Company and Planet Fitness Holdings, L.P. (a predecessor entity to the Company) and the recapitalization transactions were effected pursuant to a recapitalization agreement by and among the Company, Pla-Fit Holdings, the Continuing LLC Owners and Direct TSG Investors.

Merger

Prior to the Merger, the Direct TSG Investors held interests in Planet Fitness Holdings, L.P., a predecessor entity to the Company that held indirect interests in Pla-Fit Holdings. Planet Fitness Holdings, L.P. was formed in October 2014 and had no material assets, liabilities or operations, other than as a holding company owning indirect interests in Pla-Fit Holdings. The Direct TSG Investors consist of investment funds affiliated with TSG. Pursuant to a merger agreement dated June 22, 2015, upon the pricing of the IPO, Planet Fitness Holdings, L.P. merged with and into the Company, and the interests in Planet Fitness Holdings, L.P. held by the Direct TSG Investors were converted into 26,106,930 shares of Class A common stock of the Company. The Company refers to this as the “Merger.” All shares of Class A common stock have both voting and economic rights in Planet Fitness, Inc.

The Merger was effected on August 5, 2015, prior to the time our Class A common stock was registered under the Exchange Act and prior to the completion of the IPO.

Reclassification

The equity interests of Pla-Fit Holdings previously consisted of three different classes of limited liability company units (Class M, Class T and Class O). Prior to the completion of the IPO, the limited liability company agreement of Pla-Fit Holdings was amended and restated to, among other things, modify its capital structure to create a single new class of units, the Holdings Units. The Company refers to this capital structure modification as the “Reclassification.”

The Direct TSG Investors’ indirect interest in Pla-Fit Holdings was held through Planet Fitness Holdings, L.P. As a result, following the Merger, in which Planet Fitness Holdings, L.P. merged with and into the Company, the Direct TSG Investors’ indirect interests in Pla-Fit Holdings are held through the Company. Therefore, the Holdings Units received in the Reclassification were allocated to: (1) the Continuing LLC Owners based on their existing interests in Pla-Fit Holdings; and (2) the Company to the extent of the Direct TSG Investors’ indirect interest in Pla-Fit Holdings. The number of Holdings Units allocated to the Company in the Reclassification was equal to the number of shares of Class A common stock that the Direct TSG Investors received in the Merger (on a one-for-one basis).

The Reclassification was effected on August 5, 2015, prior to the time our Class A common stock was registered under the Exchange Act and prior to the completion of the IPO.

Following the Merger and the Reclassification, the Company issued to Continuing LLC Owners 72,602,810 shares of Class B common stock, one share of Class B common stock for each Holdings Unit they held. The shares of Class B common stock have no rights to dividends or distributions, whether in cash or stock, but entitle the holder to one vote per share on matters presented to stockholders of the Company. The Continuing LLC Owners consist of investment funds affiliated with TSG and certain employees and directors.

Pursuant to the LLC agreement that went into effect at the time of the Reclassification (“New LLC Agreement”), the Company was designated as the sole managing member of Pla-Fit Holdings. Accordingly, the Company has the right to determine when distributions will be made by Pla-Fit Holdings to its members and the amount of any such distributions (subject to the requirements with respect to the tax distributions described below). If the Company authorizes a distribution by Pla-Fit Holdings, the distribution will be made to the members of Pla-Fit Holdings, including the Company, pro rata in accordance with the percentages of their respective Holdings Units.

The holders of Holdings Units will incur U.S. federal, state and local income taxes on their allocable share of any taxable income of Pla-Fit Holdings (as calculated pursuant to the New LLC Agreement). Net profits and net losses of Pla-Fit Holdings will generally be allocated to its members pursuant to the New LLC Agreement pro rata in accordance with the percentages of their respective Holdings Units. The New LLC Agreement provides for cash distributions to the holders of Holdings Units for purposes of funding their tax obligations in respect of the income of Pla-Fit Holdings that is allocated to them, to the extent other distributions from Pla-Fit Holdings for the relevant year have been insufficient to cover such liability. Generally, these tax distributions are computed based on the estimated taxable income of Pla-Fit Holdings allocable to the holders of Holdings Units multiplied by an assumed, combined tax rate equal to the maximum rate applicable to an individual or corporation resident in San Francisco, California (taking into account the non-deductibility of certain expenses and the character of the Company’s income).

Exchange agreement

Following the Merger and the Reclassification, the Company and the Continuing LLC Owners entered into an exchange agreement under which the Continuing LLC Owners (or certain permitted transferees thereof) have the right, from time to time and subject to the terms of the exchange agreement, to exchange their Holdings Units, along with a corresponding number of shares of Class B common stock, for shares of Class A common stock (or cash at the option of the Company) on a one-for-one basis, subject to customary conversion rate adjustments for stock splits, stock dividends, reclassifications and similar transactions. As a Continuing LLC Owner exchanges Holdings Units, along with a corresponding number of shares of Class B common stock, for shares of Class A common stock, the number of Holdings Units held by the Company will increase by a corresponding amount as it acquires the exchanged Holdings Units and cancels a corresponding number of shares of Class B common stock.

Offering transactions

In connection with the completion of the IPO on August 11, 2015, in order to facilitate the disposition of equity interests in Pla-Fit Holdings held by Continuing LLC Owners affiliated with TSG, the Company used the net proceeds received to purchase issued and outstanding Holdings Units from these Continuing LLC Owners that they received in the Reclassification. In connection with the IPO, the Company purchased 10,491,055 issued and outstanding Holdings Units from these Continuing LLC Owners for an aggregate of $156,946. This is in addition to the 26,106,930 Holdings Units that the Company acquired in the Reclassification on a one-for-one basis in relation to the number of shares of Class A common stock issued to the Direct TSG Investors in the Merger. Accordingly, following the IPO, the Company holds 36,597,985 Holdings Units, which is equal to the number of shares of Class A common stock that were issued to the Direct TSG Investors and investors in the IPO. The Direct TSG Investors, who did not receive Holdings Units in the Reclassification but received shares of Class A common stock in the Merger, sold 5,033,945 shares of Class A common stock in the IPO as selling stockholders. All expenses of the IPO, other than underwriter discounts and commissions, were borne by Pla-Fit Holdings or reimbursed by Pla-Fit Holdings to the Company and amounted to $7,697 for the year ended December 31, 2015. These amounts were recorded in selling, general, and administrative expense in the accompanying statements of operations and could not be capitalized and offset against the proceeds from the offering because the Company did not retain any of the proceeds from the IPO.

As a result of the recapitalization transactions and the offering transactions, upon completion of the IPO:

•

the investors in the IPO collectively owned 15,525,000 shares of our Class A common, representing 15.7% of the voting power in the Company and, through the Company, 15.7% of the economic interest in Pla-Fit Holdings;

•

the Direct TSG Investors own 21,072,985 shares of our Class A common stock, representing 21.4% of the voting power in the Company and, through the Company, 21.4% of the economic interest in Pla-Fit Holdings; and

•

the Continuing LLC Owners collectively hold 62,111,755 Holdings Units, representing 62.9% of the economic interest in Pla-Fit Holdings and 62,111,755 shares of our Class B common stock, representing 62.9% of the voting power in the Company.